Putnam VT Small Cap Value Fund
The fund's portfolio
9/30/24 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value
Aerospace and defense (1.0%)
V2X, Inc.(NON)	20,882	$1,166,469

		1,166,469
Automobile components (2.0%)
Dorman Products, Inc.(NON)	9,800	1,108,576
Standard Motor Products, Inc.	35,400	1,175,280

		2,283,856
Banks (19.2%)
Amalgamated Financial Corp.	39,700	1,245,389
Atlantic Union Bankshares Corp.	22,700	855,109
Axos Financial, Inc.(NON)	19,300	1,213,584
Bancorp, Inc. (The)(NON)	28,340	1,516,190
Business First Bancshares, Inc.	46,200	1,185,954
Coastal Financial Corp./WA(NON)	13,563	732,266
Columbia Banking System, Inc.(S)	56,500	1,475,215
ConnectOne Bancorp, Inc.	64,909	1,625,970
First Foundation, Inc.	162,556	1,014,349
Five Star Bancorp	46,535	1,383,486
Metropolitan Bank Holding Corp.(NON)	22,320	1,173,586
MidWestOne Financial Group, Inc.	8,395	239,509
NBT Bancorp, Inc.	15,300	676,719
Northrim BanCorp, Inc.	10,500	747,810
OFG Bancorp (Puerto Rico)	40,700	1,828,244
Origin Bancorp, Inc.	21,200	681,792
Popular, Inc. (Puerto Rico)	11,100	1,112,997
QCR Holdings, Inc.	14,878	1,101,418
Southern Missouri Bancorp, Inc.	11,000	621,390
SouthState Corp.	10,800	1,049,544
UMB Financial Corp.	10,400	1,093,144

		22,573,665
Biotechnology (2.6%)
MiMedx Group, Inc.(NON)	148,300	876,453
Veracyte, Inc.(NON)	45,413	1,545,859
Xencor, Inc.(NON)	29,800	599,278

		3,021,590
Building products (1.4%)
AZZ, Inc.	8,700	718,707
JELD-WEN Holding, Inc.(NON)	56,000	885,360

		1,604,067
Chemicals (1.6%)
HB Fuller Co.	11,400	904,932
Olin Corp.	19,600	940,408

		1,845,340
Commercial services and supplies (0.9%)
HNI Corp.	18,800	1,012,192

		1,012,192
Communications equipment (3.2%)
Aviat Networks, Inc.(NON)	49,772	1,076,568
Extreme Networks, Inc.(NON)	86,100	1,294,083
Ribbon Communications, Inc.(NON)	433,800	1,409,850

		3,780,501
Diversified consumer services (1.2%)
Perdoceo Education Corp.	64,500	1,434,480

		1,434,480
Diversified REITs (2.2%)
Alpine Income Property Trust, Inc.(R)	67,169	1,222,476
Broadstone Net Lease, Inc.(R)(S)	72,600	1,375,770

		2,598,246
Electric utilities (2.3%)
NRG Energy, Inc.	16,942	1,543,417
Portland General Electric Co.	25,200	1,207,080

		2,750,497
Electronic equipment, instruments, and components (2.9%)
Benchmark Electronics, Inc.	29,600	1,311,872
TTM Technologies, Inc.(NON)	65,300	1,191,725
Vishay Intertechnology, Inc.	45,100	852,841

		3,356,438
Energy equipment and services (3.2%)
Helix Energy Solutions Group, Inc.(NON)	91,300	1,013,430
Newpark Resources, Inc.(NON)	201,037	1,393,186
Oceaneering International, Inc.(NON)	26,417	656,991
Seadrill, Ltd. (Bermuda)(NON)	18,200	723,268

		3,786,875
Entertainment (0.7%)
Lions Gate Entertainment Corp. Class A(NON)(S)	108,884	852,562

		852,562
Financial services (1.3%)
Walker & Dunlop, Inc.	12,880	1,463,039

		1,463,039
Ground transportation (1.2%)
Covenant Logistics Group, Inc.	18,900	998,676
Proficient Auto Logistics, Inc.(NON)	29,872	423,585

		1,422,261
Health care equipment and supplies (1.7%)
Haemonetics Corp.(NON)	11,500	924,370
Integer Holdings Corp.(NON)	8,600	1,118,000

		2,042,370
Health care providers and services (5.6%)
Aveanna Healthcare Holdings, Inc.(NON)	59,329	308,511
Brookdale Senior Living, Inc.(NON)	193,446	1,313,498
Concentra Group Holdings Parent, Inc.(NON)	46,500	1,039,740
DocGo, Inc.(NON)(S)	307,700	1,021,564
ModivCare, Inc.(NON)	22,755	324,941
Option Care Health, Inc.(NON)	33,000	1,032,900
Quipt Home Medical Corp.(NON)	216,700	632,764
RadNet, Inc.(NON)	13,720	952,031

		6,625,949
Health care REITs (0.8%)
Healthcare Realty Trust, Inc.(R)	50,800	922,020

		922,020
Hotels, restaurants, and leisure (1.0%)
Aramark	29,900	1,158,027

		1,158,027
Household durables (3.1%)
Beazer Homes USA, Inc.(NON)	35,800	1,223,286
Cavco Industries, Inc.(NON)	2,000	856,480
Taylor Morrison Home Corp.(NON)	22,700	1,594,902

		3,674,668
Insurance (3.7%)
Abacus Life, Inc.(NON)	128,900	1,304,468
Horace Mann Educators Corp.	32,400	1,132,380
Kemper Corp.	16,300	998,375
Skyward Specialty Insurance Group, Inc.(NON)	23,205	945,140

		4,380,363
Interactive media and services (1.1%)
Cargurus, Inc.(NON)	43,300	1,300,299

		1,300,299
Leisure products (0.8%)
MasterCraft Boat Holdings, Inc.(NON)	52,700	959,667

		959,667
Machinery (3.2%)
Chart Industries, Inc.(NON)(S)	5,743	712,936
Columbus McKinnon Corp./NY	25,098	903,528
Gates Industrial Corp. PLC(NON)	48,900	858,195
Hillman Solutions Corp.(NON)	118,500	1,251,360

		3,726,019
Media (0.9%)
Gray Television, Inc.	188,600	1,010,896

		1,010,896
Metals and mining (3.2%)
Alamos Gold, Inc. Class A (Canada)	62,780	1,251,833
Hecla Mining Co.	130,400	869,768
HudBay Minerals, Inc. (Canada)(S)	59,495	546,759
Major Drilling Group International, Inc. (Canada)(NON)	166,400	1,029,811

		3,698,171
Mortgage real estate investment trusts (REITs) (4.3%)
AGNC Investment Corp.(R)(S)	133,100	1,392,226
Ladder Capital Corp.(R)	96,612	1,120,699
MFA Financial, Inc.(R)	101,500	1,291,080
Rithm Capital Corp.(R)	112,080	1,272,108

		5,076,113
Multi-utilities (2.0%)
Algonquin Power & Utilities Corp. (Canada)(S)	171,600	935,220
Unitil Corp.	23,480	1,422,418

		2,357,638
Oil, gas, and consumable fuels (5.4%)
Antero Resources Corp.(NON)	44,300	1,269,195
CNX Resources Corp.(NON)(S)	39,620	1,290,423
Magnolia Oil & Gas Corp. Class A(S)	34,185	834,798
Permian Resources Corp.	50,113	682,038
Teekay Tankers, Ltd. Class A (Canada)	17,300	1,007,725
World Fuel Services Corp.	41,800	1,292,038

		6,376,217
Passenger airlines (1.0%)
SkyWest, Inc.(NON)	13,400	1,139,268

		1,139,268
Personal care products (1.0%)
Edgewell Personal Care Co.	32,100	1,166,514

		1,166,514
Pharmaceuticals (1.0%)
Perrigo Co. PLC	43,900	1,151,497

		1,151,497
Professional services (1.2%)
IBEX, Ltd.(NON)	73,090	1,460,338

		1,460,338
Residential REITs (1.1%)
UMH Properties, Inc.(R)	68,300	1,343,461

		1,343,461
Retail REITs (1.1%)
Brixmor Property Group, Inc.(R)	45,100	1,256,486

		1,256,486
Semiconductors and semiconductor equipment (1.8%)
Ichor Holdings, Ltd.(NON)	23,509	747,821
SMART Global Holdings, Inc.(NON)	35,600	745,820
Veeco Instruments, Inc.(NON)	16,870	558,903

		2,052,544
Software (0.8%)
TeraWulf, Inc.(NON)(S)	201,430	942,692

		942,692
Specialty retail (2.1%)
Haverty Furniture Cos., Inc.	36,900	1,013,643
J. Jill, Inc.	33,407	824,151
ODP Corp. (The)(NON)	22,000	654,500

		2,492,294
Textiles, apparel, and luxury goods (1.8%)
Steven Madden, Ltd.	24,400	1,195,356
Unifi, Inc.(NON)	116,608	855,903

		2,051,259
Tobacco (1.3%)
Turning Point Brands, Inc.	36,111	1,558,190

		1,558,190
Trading companies and distributors (0.9%)
Beacon Roofing Supply, Inc.(NON)	12,600	1,089,018

		1,089,018
Water utilities (0.4%)
SJW Group	8,000	464,880

		464,880

Total common stocks (cost $110,866,368)		$116,428,936

SHORT-TERM INVESTMENTS (7.5%)(a)
	Shares	Value
Putnam Cash Collateral Pool, LLC 5.13%(AFF)	7,397,041	$7,397,041
Putnam Short Term Investment Fund Class P 5.04%(AFF)	1,459,836	1,459,836

Total short-term investments (cost $8,856,877)		$8,856,877
TOTAL INVESTMENTS

Total investments (cost $119,723,245)		$125,285,813

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2024 through September 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $117,413,093
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/24
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$16,589,974	$75,130,825	$84,323,758	$460,022	$7,397,041
	Putnam Short Term Investment Fund Class P‡	433,965	27,739,451	26,713,580	33,140	1,459,836

	Total Short-term investments	$17,023,939	$102,870,276	$111,037,338	$493,162	$8,856,877
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $7,397,041 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,126,898.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. When reliable prices are not readily available for equity securities, such as when the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This may include using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$3,163,757	$—	$—
Consumer discretionary	14,054,251	—	—
Consumer staples	2,724,704	—	—
Energy	10,163,092	—	—
Financials	33,493,180	—	—
Health care	12,841,406	—	—
Industrials	12,619,632	—	—
Information technology	10,132,175	—	—
Materials	5,543,511	—	—
Real estate	6,120,213	—	—
Utilities	5,573,015	—	—

Total common stocks	116,428,936	—	—
Short-term investments	—	8,856,877	—

Totals by level	$116,428,936	$8,856,877	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com